Item 1. Report to Shareholders

T. Rowe Price Equity Income Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report



This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Income Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Income Portfolio
--------------------------------------------------------------------------------

[Graphic Omitted]

As of 12/31/03

Equity Income Portfolio    $31,471
S&P 500 Stock Index    $29,689
Lipper Variable Annuity Underlying Equity Income Funds Average  $27,270

                                                                 Lipper Variable
                                  Equity           S&P 500    Annuity Underlying
                                  Income             Stock         Equity Income
                                  Portfolio          Index         Funds Average
--------------------------------------------------------------------------------

3/31/94                          $10,000           $10,000              $10,000
12/94                             10,715            10,532               10,364
12/95                             14,439            14,489               13,672
12/96                             17,263            17,816               16,166
12/97                             22,244            23,760               20,702
12/98                             24,262            30,550               23,091
12/99                             25,164            36,978               23,922
12/00                             28,447            33,612               26,161
12/01                             28,864            29,617               25,356
12/02                             25,076            23,071               21,475
12/03                             31,471            29,689               27,270

Note: Performance for II class shares will vary due to the differing fee structure. See return table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended                                             Since       Inception
12/31/03                 1 Year         5 Years       Inception            Date
--------------------------------------------------------------------------------

Equity Income
Portfolio                 25.50%           5.34%          12.47%        3/31/94

S&P 500
Stock Index               28.68           -0.57           11.80*           --

Lipper Variable
Annuity Underlying
Equity Income
Funds Average             26.81            3.18           10.74*           --

Equity Income
Portfolio-II              25.17            --              3.93         4/30/02

S&P 500 Stock Index       28.68            --              3.79**          --

Lipper Variable Annuity
Underlying Equity
Income Funds Average      26.81            --              3.96**          --


*Benchmark since-inception performance is from 3/31/94 to 12/31/03.

**Benchmark since-inception performance is from 4/30/02 to 12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder,

     We are pleased to report that the fund posted an excellent return of 25.50% during the 12 months ended December 31, 2003 (slightly lower for the II shares because of their higher expense ratio), trailing the unmanaged S&P 500 Index and the Lipper Variable Annuity Underlying Equity Income Funds Average, which measures similarly managed funds. Smaller-cap, more speculative stocks led the way in 2003, but the fund's conservative investment approach cushioned results for shareholders during the recent bear market.

     As you know, the fund seeks to provide substantial dividend income and long-term growth of capital by investing primarily in well-established companies paying above-average dividends. The fund seeks stocks with good prospects for appreciation and dividend growth that appear undervalued by various measures and are temporarily out of favor.


[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                       28.68

S&P MidCap 400 Index                                                      35.62

Russell 2000 Index                                                        47.25

Nasdaq Composite                                                          50.01


The Major Index Returns chart shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite, with its high component of technology stocks, outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

T. Rowe Price Equity Income Portfolio
Certified Annual Report

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------

Financials                                            17.4%                18.4%
Consumer Discretionary                                14.9                 17.6
Industrials and Business
Services                                              15.5                 13.4
Energy                                                 9.9                  9.5
Health Care                                            9.3                  9.4

* Note: For comparison purposes, we have restated the historical weightings to incorporate changes made to the sector and industry classification system.

The Top 5 Sectors table reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to financial and consumer discretionary stocks, with significant percentages invested in industrials and business services, energy, and health care shares.

Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------
FleetBoston Financial
Cooper Industries
Honeywell International
McDonald's
ChevronTexaco


WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Merck
Schering-Plough
Eastman Kodak
Verizon Communications
AT&T

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. FleetBoston Financial and Cooper Industries were among the leading positive contributors to performance, while Merck and Schering-Plough were the major laggards.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 16, 2004

Financial Highlights
T. Rowe Price Equity Income Portfolio
Certified Annual Report

                                 For a share outstanding throughout each period
--------------------------------------------------------------------------------

Equity Income Class       Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period  $   16.36   $   19.17   $   19.55 $   18.73     $   19.25

Investment activities
  Net investment
  income (loss)           0.30        0.29        0.28      0.37          0.38

  Net realized and
  unrealized
  gain (loss)             3.83       (2.79)      (0.02)     1.95          0.33

  Total from
  investment
  activities              4.13       (2.50)       0.26      2.32          0.71

Distributions

  Net investment
  income                 (0.30)      (0.29)      (0.28)    (0.37)        (0.38)

  Net realized gain       --         (0.02)      (0.36)    (1.13)        (0.85)

  Total distributions    (0.30)      (0.31)      (0.64)    (1.50)        (1.23)


NET ASSET VALUE

End of period        $   20.19   $   16.36   $   19.17 $   19.55     $   18.73
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            25.50%     (13.12%)      1.46%    13.05%         3.72%

Ratio of total
expenses to
average net
assets                    0.85%       0.85%       0.85%     0.85%         0.85%

Ratio of net
investment
income (loss)
to average
net assets                1.73%       1.66%       1.50%     1.98%         1.90%

Portfolio
turnover
rate                      12.7%       17.1%       17.2%     38.7%         32.6%

Net assets,
end of period
(in thousands)       $1,051,180  $ 753,065   $ 775,573 $ 645,106     $ 595,433

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
T. Rowe Price Equity Income Portfolio
Certified Annual Report

                                                 For a share outstanding
                                                 throughout each period
                                              -----------------------------

Equity Income-II                                  Year              4/30/02
                                                 Ended              Through
                                              12/31/03             12/31/02

NET ASSET VALUE

Beginning of period                        $     16.35          $     19.43

Investment activities
  Net investment income                           0.24                 0.21

  Net realized and
  unrealized gain (loss)                          3.84                (3.08)

Total from investment activities                  4.08                (2.87)

Distributions
  Net investment income                          (0.26)               (0.21)

NET ASSET VALUE

End of period                              $     20.17          $     16.35
                                           -------------------------------------

Ratios/Supplemental Data

Total return^                                    25.17%              (14.79%)

Ratio of total expenses to
average net assets                                1.10%                1.10%!

Ratio of net investment
income (loss) to average
net assets                                        1.54%                2.15%!

Portfolio turnover rate                           12.7%                17.1%*

Net assets, end of period
(in thousands)                             $     56,676          $       672

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)
T. Rowe Price Equity Income Portfolio
Certified Annual Report
December 31, 2003

                                            Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    ($ 000s)

Common Stocks  95.0%

CONSUMER DISCRETIONARY  17.4%

Automobiles  0.4%
Ford Motor                                     294,800                4,717
                                                                      4,717

Distributors  0.6%
Genuine Parts                                  196,750                6,532
                                                                      6,532

Hotels, Restaurants & Leisure  2.7%
Hilton                                         444,100                7,607
McDonald's                                     494,200               12,271
Starwood Hotels & Resorts
  Worldwide, Class B, REIT                     273,105                9,824
                                                                     29,702

Household Durables  2.3%
Black & Decker                                  76,700                3,783
Fortune Brands                                 153,200               10,952
Newell Rubbermaid                              475,900               10,836
                                                                     25,571

Leisure Equipment & Products  1.7%
Eastman Kodak                                  486,700               12,494
Hasbro                                         316,700                6,739
                                                                     19,233

Media  7.4%
Comcast, Class A *                             304,463               10,008
Disney                                         553,600               12,915
Dow Jones                                      242,300               12,079
Knight-Ridder                                  141,600               10,956
New York Times, Class A                        259,300               12,392
Reader's Digest, Class A                        91,100                1,335
Time Warner *                                  826,800               14,874
Viacom, Class B
  (Non Voting Shares)                          165,900                7,363
                                                                     81,922

Multiline Retail  0.8%
J.C. Penney                                     77,100                2,026
May Department Stores                          235,700                6,852
                                                                      8,878

Specialty Retail  1.5%
Home Depot                                     316,200               11,222
Toys "R" Us *                                  385,100                4,868
                                                                     16,090
Total Consumer Discretionary                                        192,645

CONSUMER STAPLES  6.7%

Beverages  0.2%
Brown-Forman, Class B                           27,400                2,561
                                                                      2,561

Food & Staples Retailing  0.1%
Winn-Dixie                                      80,300                  799
                                                                        799

Food Products  2.9%
Campbell Soup                                  363,600                9,744
ConAgra                                        168,800                4,455
General Mills                                  135,200                6,125
McCormick, Non Voting Shares                    24,000                  722
Unilever (EUR)                                 164,200               10,727
                                                                     31,773

Household Products  1.4%
Clorox                                         123,400                5,992
Kimberly-Clark                                 171,600               10,140
                                                                     16,132

Personal Products  0.7%
Gillette                                       208,300                7,651
                                                                      7,651

Tobacco  1.4%
Altria Group                                   142,300                7,744
UST                                            204,600                7,302
                                                                     15,046
Total Consumer Staples                                               73,962

ENERGY  9.5%

Energy Equipment & Services  0.9%
Baker Hughes                                    91,400                2,939
Schlumberger                                   122,800                6,720
                                                                      9,659

Oil & Gas  8.6%
Amerada Hess                                   276,400               14,696
Anadarko Petroleum                             158,200                8,070
BP ADR                                         243,596               12,022
ChevronTexaco                                  238,076               20,567
Exxon Mobil                                    542,622               22,248
Marathon Oil                                   152,800                5,056
Royal Dutch Petroleum ADS                      253,300               13,270
                                                                     95,929
Total Energy                                                        105,588

FINANCIALS  18.3%

Capital Markets  3.2%
J.P. Morgan Chase                              262,570                9,644
Janus Capital Group                            121,700                1,997
Mellon Financial                               316,700               10,169
Morgan Stanley                                 135,500                7,841
Northern Trust                                 125,000                5,803
                                                                     35,454

Commercial Banks  5.6%
Bank of America                                116,400                9,362
Bank One                                       337,327               15,379
FleetBoston Financial                          375,817               16,404
Mercantile Bankshares                          149,750                6,826
National City                                  172,300                5,848
Wells Fargo                                    101,860                5,998
Wilmington Trust                                76,200                2,743
                                                                     62,560

Consumer Finance  1.1%
American Express                               243,700               11,754
                                                                     11,754

Diversified Financial Services  0.8%
Citigroup                                      183,364                8,901
                                                                      8,901

Insurance  6.3%
American International Group                    81,912                5,429
Chubb                                          124,400                8,472
John Hancock Financial Services                 79,238                2,971
Lincoln National                               211,647                8,544
Marsh & McLennan                               276,400               13,237
SAFECO                                         268,000               10,433
St. Paul Companies                             169,276                6,712
Travelers Property Casualty
  Class B                                      354,800                6,021
UnumProvident                                  507,300                8,000
                                                                     69,819

Real Estate  0.5%
Simon Property Group, REIT                     133,236                6,174
                                                                      6,174

Thrifts & Mortgage Finance  0.8%
Fannie Mae                                     115,500                8,670
                                                                      8,670
Total Financials                                                    203,332

HEALTH CARE  9.4%

Health Care Equipment & Supplies 1.4%
Baxter International                           363,000               11,079
Becton, Dickinson                               99,700                4,101
                                                                     15,180

Health Care Providers & Services  0.8%
CIGNA                                          155,000                8,913
                                                                      8,913

Pharmaceuticals  7.2%
Abbott Laboratories                            181,800                8,472
Bristol-Myers Squibb                           629,500               18,004
Johnson & Johnson                              245,000               12,657
Merck                                          435,000               20,097
Schering-Plough                                496,800                8,639
Wyeth                                          296,600               12,590
                                                                     80,459
Total Health Care                                                   104,552

INDUSTRIALS & BUSINESS SERVICES  13.4%

Aerospace & Defense  4.6%
Boeing                                         148,900                6,275
Honeywell International                        586,100               19,593
Lockheed Martin                                 94,800                4,873
Raytheon                                       347,600               10,442
Rockwell Collins                               335,900               10,087
                                                                     51,270

Commercial Services & Supplies  1.4%
Dun & Bradstreet *                              97,400                4,939
Waste Management                               362,072               10,717
                                                                     15,656

Electrical Equipment  3.0%
Cooper Industries, Class A                     266,767               15,454
Emerson Electric                                84,400                5,465
Hubbell, Class B                               110,100                4,855
Rockwell Automation                            215,100                7,658
                                                                     33,432

Industrial Conglomerates  1.5%
General Electric                               552,400               17,113
                                                                     17,113

Machinery  0.9%
Pall                                           358,600                9,621
                                                                      9,621

Road & Rail  2.0%
Norfolk Southern                               344,200                8,140
Union Pacific                                  196,700               13,667
                                                                     21,807
Total Industrials & Business Services                               148,899

INFORMATION TECHNOLOGY  4.3%

Communications Equipment  1.6%
Lucent Technologies *                          863,800                2,453
Motorola                                       620,300                8,728
Nokia ADR                                      372,400                6,331
                                                                     17,512

Computer & Peripherals  1.2%
Hewlett-Packard                                554,836               12,745
                                                                     12,745

Semiconductor & Semiconductor
Equipment  0.7%
Agere Systems, Class A *                       518,547                1,581
Texas Instrument                               221,100                6,496
                                                                      8,077

Software  0.8%
Microsoft                                      319,800                8,807
                                                                      8,807
Total Information Technology                                         47,141

MATERIALS  6.2%

Chemicals  3.5%
Dow Chemical                                   275,400               11,448
DuPont                                         238,200               10,931
Great Lakes Chemical                           211,100                5,740
Hercules *                                     358,000                4,368
International Flavors
  & Fragrances                                 180,000                6,285
                                                                     38,772

Metals & Mining  1.2%
Alcoa                                          155,800                5,920
Nucor                                          118,600                6,642
                                                                     12,562

Paper & Forest Products  1.5%
International Paper                            315,953               13,621
MeadWestvaco                                   112,300                3,341
                                                                     16,962
Total Materials                                                      68,296

TELECOMMUNICATION SERVICES  5.4%

Diversified Telecommunication Services  5.4%
Alltel                                         181,100                8,435
AT&T                                           324,140                6,580
Qwest Communications
  International *                            1,859,900                8,035
SBC Communications                             467,268               12,182
Sprint                                         486,400                7,987
Verizon Communications                         478,342               16,780
Total Telecommunication Services                                     59,999

UTILITIES  4.4%

Electric Utilities  1.5%
FirstEnergy                                    199,420                7,019
Teco Energy                                     97,100                1,399
TXU                                            334,600                7,937
                                                                     16,355

Gas Utilities  0.8%
NiSource                                       388,600                8,526
                                                                      8,526

Multi-Utilities & Unregulated Power  2.1%
Constellation Energy Group                     236,500                9,261
Duke Energy                                    555,500               11,360
El Paso Energy                                 369,400                3,026
                                                                     23,647
Total Utilities                                                      48,528
Total Common Stocks (Cost $943,082)                               1,052,942

CONVERTIBLE PREFERRED STOCKS  0.2%

Ford Motor Company
  Capital Trust II                              43,000                2,402
Total Convertible Preferred Stocks
(Cost $2,150)                                                         2,402

CONVERTIBLE BONDS  0.5%
Lucent Technologies
  8.00%, 8/1/31                              5,035,000                5,397
Total Convertible Bonds (Cost $5,456)                                 5,397

Short-Term Investments  3.9%
Money Market Fund  3.9%
T. Rowe Price Reserve Investment
  Fund, 1.13% #                             42,753,429               42,753

Total Short-Term Investments
(Cost $42,753)                                                       42,753

Total Investments in Securities
99.6% of Net Assets (Cost $993,441)                             $ 1,103,494
                                                                -----------

        (ss.)   Denominated in U.S. dollar unless otherwise noted

            #   Seven-day yield

            *   Non-income producing

          ADR   American Depository Receipts

          ADS   American Depository Shares

          EUR   Euro

         REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Income Portfolio
Certified Annual Report
December 31, 2003
($ 000s)

Assets
Investments in securities, at value (cost $993,441)        $          1,103,494
Other assets                                                              6,154
Total assets                                                          1,109,648

Liabilities
Total liabilities                                                         1,792

NET ASSETS                                                 $          1,107,856
                                                           --------------------

Net Assets Consist of:
Undistributed net realized gain (loss)                     $              5,577
Net unrealized gain (loss)                                              110,053
Paid-in-capital applicable to 54,863,019 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      992,226

NET ASSETS                                                 $          1,107,856
                                                           --------------------

NET ASSET VALUE PER SHARE

Equity Income class
($1,051,180,443/52,053,370 shares outstanding)             $              20.19
                                                           --------------------

Equity Income-II
($56,675,790/2,809,649 shares outstanding)                 $              20.17
                                                           ---------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Income Portfolio
Certified Annual Report
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)
Income
  Dividend                                                 $             22,507
  Interest                                                                   43
  Total income                                                           22,550
Investment management and administrative expense                          7,495
Net investment income (loss)                                             15,055

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
  Securities                                                             15,764
  Foreign currency transactions                                              (9)
  Net realized gain (loss)                                               15,755
Change in net unrealized gain (loss) on securities                      181,366
Net realized and unrealized gain (loss)                                 197,121

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            212,176
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Income Portfolio
Certified Annual Report
($ 000s)

                                                  Year
                                                 Ended
                                              12/31/03             12/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)             $    15,055          $    13,115
  Net realized gain (loss)                      15,755              (10,287)
  Change in net unrealized
  gain (loss)                                  181,366             (120,297)
  Increase (decrease) in net
  assets from operations                       212,176             (117,469)

Distributions to shareholders
  Net investment income
    Equity Income class                        (14,793)             (13,137)
    Equity Income-II                              (428)                  (2)
  Net realized gain
    Equity Income class                           --                   (852)

Decrease in net assets from distributions      (15,221)             (13,991)

Capital share transactions *
  Shares sold
    Equity Income class                        187,127              238,854
    Equity Income-II                            52,936                  837
Distributions reinvested
    Equity Income class                         14,793               13,967
    Equity Income-II                               428                    2
  Shares redeemed
    Equity Income class                        (93,846)            (143,883)
    Equity Income-II                            (4,274)                (153)

  Increase (decrease) in net assets
  from capital share transactions              157,164              109,624

Net Assets

Increase (decrease) during period              354,119              (21,836)
Beginning of period                            753,737              775,573

End of period                              $ 1,107,856          $   753,737
                                           -------------------------------------

*Share information
  Shares sold
    Equity Income class                         10,703               13,205
    Equity Income-II                             2,989                   50
  Distributions reinvested
    Equity Income class                            827                  808
    Equity Income-II                                23                 --
  Shares redeemed
    Equity Income class                         (5,505)              (8,450)
    Equity Income-II                              (243)                  (9)
  Increase (decrease) in shares outstanding      8,794                5,604

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Income Portfolio
Certified Annual Report
December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company and is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Equity Income Portfolio (Equity Income class), offered since March 31, 1994, and Equity Income Portfolio-II, offered since April 30, 2002. Equity Income-II shares are sold through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Class Accounting
     Equity Income-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Management and administrative fee expenses, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Rebates
     Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $239,050,000 and $106,800,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended December 31, 2003 totaled $15,221,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

  Unrealized appreciation                                  $        171,402,000
  Unrealized depreciation                                           (61,349,000)
  Net unrealized appreciation (depreciation)                        110,053,000
  Undistributed ordinary income                                         279,000
  Undistributed long-term capital gain                                5,298,000
  Paid-in capital                                                   992,226,000

  Net assets                                               $      1,107,856,000
                                                           --------------------

     The fund intends to retain gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $3,767,000 of capital loss carryforwards.

     For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

  Undistributed net investment income                      $             45,000
  Undistributed net realized gain                                       (45,000)

     At December 31, 2003, the cost of investments for federal income tax purposes was $993,441,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $824,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $373,000.

T. Rowe Price Equity Income Portfolio
Certified Annual Report

Report of Independent Auditors

To The Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Income Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Income Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 26, 2004

T. Rowe Price Equity Income Portfolio
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $45,000 from short-term capital gains.

     For taxable non-corporate shareholders, $15,225,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $15,225,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

     A description of the policies and procedures that the T. Rowe Price Equity Income Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Equity Income Portfolio
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
1994
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Equity Income Portfolio
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies
--------------------------------------------------------------------------------

John H. Laporte, CFA
(7/26/45)
1994
[15]
Director and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Equity Series
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company; President, Equity Series
--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Position(s) Held With Fund

Principal Occupation(s)
--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (12/11/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Arthur B. Cecil III, CFA (9/15/42)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Anna M. Dopkin, CFA (9/5/67)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Robert N. Gensler (10/18/57)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Equity Income Portfolio
Certified Shareholder Report and Financials

Officers (continued)

Name (Date of Birth)
Position(s) Held With Fund

Principal Occupation(s)
--------------------------------------------------------------------------------

Eric M. Gerster, CFA (3/23/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Kris H. Jenner, MD, D. Phil. (2/5/62)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

John D. Linehan, CFA (1/21/65)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Equity Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph Milano, CFA (9/14/72)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Larry J. Puglia, CFA (8/25/60)
Executive Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Equity Series
Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Robert W. Smith (4/11/61)
Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Michael F. Sola, CFA (7/21/69)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

William J. Stromberg, CFA (3/10/60)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

John F. Wakeman (11/25/62)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Julie L. Waples (5/12/70)
Vice President, Equity Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Richard T. Whitney, CFA (5/7/58)
Executive Vice President, Equity Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

R. Candler Young (9/28/71)
Vice President, Equity Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly investment banking summer associate, Goldman Sachs & Company (to 1999)
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $13,132                $9,347
     Audit-Related Fees                         712                    --
     Tax Fees                                 3,410                 2,263
     All Other Fees                             124                   150

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004